Finance Lease Liabilities	6 Months Ended
Dec. 31, 2025
Finance Lease Liabilities [Abstract]
Finance lease liabilities

Note 8. Finance lease liabilities

In August 2022, July 2025 and December 2025, the Company acquired motor vehicles pursuant to a hire purchase financing arrangement. Future minimum lease payments under finance lease that have initial non-cancelable lease terms as of December 31, 2025 were as follows:

As of December 31, 2025
Within 1 year	$64,505
1-2 year	40,972
2-3 year	19,237
Over 3 years	7,911
Total finance lease payments	$132,625
Less: imputed interest	(12,315)
Total finance lease obligation	$120,310
Less: current portion of finance lease liabilities	(57,314)
Non-current portion of finance lease liabilities	$62,996

For the six months ended December 31, 2025, 2024 and 2023, interest expense of $4,175, $1,406 and $1,929 were recorded as finance costs, respectively.